Summary of Significant Accounting Policies (Detail Textuals)		12 Months Ended
		Dec. 31, 2017 Segment	Dec. 31, 2016 USD ($) Segment
Summary Of Significant Accounting Policies [Line Items]
Impairment loss recognized from intangible assets | $	[1]		$ 496,467
Number of operating business segment			1
Number of reportable segments		2
U. S. statutory income tax rate		34.00%	34.00%
Corporate income tax rate effective in 2018		21.00%
Furniture
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		5 years
Electronic equipment
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		3 years
Vehicle | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		5 years
Vehicle | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		10 years
Office building
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		20 years

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")